Quarterly Holdings Report
for
Fidelity® Health Savings Fund
June 30, 2026
HSF-NPRT3-0826
1.9897531.106
Domestic Equity Funds - 22.5%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (a)	12,564	780,350
Fidelity Commodity Strategy Central Fund (b)	32,510	3,499,032
Fidelity Enhanced Large Cap Value ETF (a)	4,805	192,632
Fidelity Enhanced Mid Cap Core ETF (a)	7,915	321,191
Fidelity Enhanced Small Cap Core ETF (a)	18,758	905,824
Fidelity Fundamental Small-Mid Cap ETF (a)	10,185	389,169
Fidelity U.S. Equity Central Fund (b)	61,268	10,364,698
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,898,932)		16,452,896

Fixed-Income Funds - 43.0%
	Shares	Value ($)
Fidelity High Income Central Fund (b)	19,473	2,137,921
Fidelity Inflation-Protected Bond Index Fund (a)	275,690	2,544,617
Fidelity International Bond Index Fund (a)	1,184,327	10,943,183
Fidelity Investment Grade Bond Central Fund (b)	161,441	15,869,640
TOTAL FIXED-INCOME FUNDS (Cost $31,546,088)		31,495,361

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (b)	12,858	4,725,877
Fidelity International Equity Central Fund (b)	62,371	8,148,144
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,286,477)		12,874,021

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (a) (Cost $7,348,209)	868,143	7,318,443

Money Market Funds - 7.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,436,909)	3.69	5,435,822	5,436,909

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $64,516,615)	73,577,630
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(381,739)
NET ASSETS - 100.0%	73,195,891

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,772,044	1,491,519	1,826,655	151,397	1	-	5,436,909	5,435,822	0.0%
Fidelity Commodity Strategy Central Fund	2,346,873	1,260,247	436,929	35,643	35,233	293,608	3,499,032	32,510	0.5%
Fidelity Emerging Markets Equity Central Fund	4,711,412	1,092,561	2,547,970	72,405	509,069	960,805	4,725,877	12,858	0.1%
Fidelity High Income Central Fund	282,246	2,449,452	584,563	76,388	3,388	(12,602)	2,137,921	19,473	0.2%
Fidelity International Equity Central Fund	8,086,813	1,318,836	1,646,680	570,758	197,913	191,262	8,148,144	62,371	0.1%
Fidelity Investment Grade Bond Central Fund	13,702,367	5,020,065	2,621,143	471,586	(76,208)	(155,441)	15,869,640	161,441	0.0%
Fidelity U.S. Equity Central Fund	9,129,702	2,066,478	1,779,908	1,039,711	87,568	860,858	10,364,698	61,268	0.0%
Total	44,031,457	14,699,158	11,443,848	2,417,888	756,964	2,138,490	50,182,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	684,004	98,153	122,492	271	18,883	101,802	780,350	12,564
Fidelity Enhanced Large Cap Value ETF	170,701	19,016	31,426	2,292	3,450	30,891	192,632	4,805
Fidelity Enhanced Mid Cap ETF	283,561	45,244	45,682	2,619	3,870	34,198	321,191	7,915
Fidelity Enhanced Small Cap ETF	799,055	73,724	221,624	6,122	45,724	208,945	905,824	18,758
Fidelity Fundamental Small-Mid Cap ETF	342,487	36,785	94,677	1,336	16,388	88,186	389,169	10,185
Fidelity Inflation-Protected Bond Index Fund	3,440,675	727,273	1,572,464	90,474	10,231	(61,098)	2,544,617	275,690
Fidelity International Bond Index Fund	9,963,344	1,768,665	639,372	365,362	(17,703)	(131,751)	10,943,183	1,184,327
Fidelity Short-Term Bond Fund	6,664,432	1,273,264	535,316	212,340	(2,271)	(81,666)	7,318,443	868,143
	22,348,259	4,042,124	3,263,053	680,816	78,572	189,507	23,395,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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